Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Principal Components Of Deferred Taxes

	2011	2010
Deferred Tax Asset:
Securities valuation reserves	$49,893	$52,444
Other assets	78,289	85,490
NOL carryover	1,730,465	1,962,914
Intangible assets, net and goodwill	23,037	–
Other liabilities	12,386	23,433
	1,894,070	2,124,281
Valuation allowance	(109,181)	(109,181)
	1,784,889	2,015,100
Deferred Tax Liability:
Unrealized gains on investments	(148,007)	(822,095)
Property and equipment	(45,784)	(4,452)
Other	(6,212)	(12,995)
	(200,003)	(839,542)
Net deferred tax asset	$1,584,886	$1,175,558

Schedule Of Provision (Benefit) For Income Taxes

	2011	2010	2009

State income taxes	$9,230	$5,512	$(1,798)
Resolution of state tax contingencies	-	(600)	(2,025)
Federal income taxes:
Deferred	238,060	-	-
Decrease in valuation allowance	-	(1,157,111)	-
Foreign income taxes	23,026	15,231	11,023
	$270,316	$(1,136,968)	$7,200

Schedule Of Reconciliation Of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit)

	2011	2010	2009

Expected federal income tax	$237,109	$134,029	$(100,762)
State income taxes, net of federal income tax benefit	6,885	5,512	(1,798)
Decrease in valuation allowance	-	(1,157,111)	-
Tax expense not provided on income recorded prior to the reversal of
deferred tax valuation allowance	-	(139,108)	-
Tax benefit of current year losses fully reserved in valuation allowance	-	-	118,285
Accounting expense for warrants in excess of tax deduction	7,141	-	-
Resolution of tax contingencies	-	(600)	(2,025)
Permanent differences	2,552	5,079	(17,523)
Foreign taxes	14,967	15,231	11,023
Other	1,662	-	-
Actual income tax provision (benefit)	$270,316	$(1,136,968)	$7,200

Schedule Of Reconciliation Of Unrecognized Tax Benefits

	Unrecognized
	Tax Benefits	Interest	Total

As of January 1, 2009	$7,900	$3,200	$11,100
Additions to unrecognized tax benefits	200	-	200
Additional interest expense recognized	-	600	600
Audit payments	(200)	(100)	(300)
Reductions as a result of the lapse of the statute of
limitations and completion of audits	(1,200)	(800)	(2,000)
Balance, December 31, 2009	6,700	2,900	9,600
Additions to unrecognized tax benefits	-	-	-
Additional interest expense recognized	-	500	500
Audit payments	(100)	(100)	(200)
Reductions as a result of the lapse of the statute of
limitations and completion of audits	(300)	(300)	(600)
Balance, December 31, 2010	6,300	3,000	9,300
Additions to unrecognized tax benefits	-	-	-
Additional interest expense recognized	-	500	500
Audit payments	-	-	-
Reductions as a result of the lapse of the statute of
limitations and completion of audits	-	-	-
Balance, December 31, 2011	$6,300	$3,500	$9,800